Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure of “compensation actually paid,” (“CAP”) as calculated in accordance with SEC rules, to our NEOs and certain Company performance measures for the fiscal years listed below. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive pay with performance, refer to our Compensation Discussion & Analysis (“CD&A”) beginning on page 39.
Pay versus Performance Disclosure Table
	CEO Compensation		Average Other NEO Compensation		Value of Initial $100 Investment Based On:
Year	As Disclosed in Summary Compensation Table (1) (a)	Compensation Actually Paid (2) ($) (b)	As Disclosed in Summary Compensation Table (3) (c)	Compensation Actually Paid (4) ($) (d)	Total Shareholder Return ($) (e)	Peer Group Total Shareholder Return (5) (6) (f)	Net Income ($000) (g)	ADJUSTED EPS (7) ($) (h)
2022	9,135,687	12,370,328	2,115,869	2,489,268	143.50	139.00	235,500	6.77
2021	7,910,637	13,643,454	1,976,730	2,692,363	138.64	167.24	234,966	6.76
2020	7,678,086	7,456,532	1,853,192	1,886,728	100.96	126.01	210,682	5.99

(1)
The dollar amounts reported in Column (a) are the amounts of total compensation reported for Mr. Gunby, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid	2022	2021	2020
	Total Compensation Reported in the Summary Compensation Table	$9,135,687	$7,910,637	$7,678,086
-	Amounts Reported under the “Stock Awards” Column in the SCT	(6,620,594)	(5,033,629)	(5,062,345)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	7,663,022	5,905,812	4,047,715
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	2,882,415	4,690,574	(327,967)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(690,202)	170,060	1,121,043
	Compensation Actually Paid to CEO	$12,370,328	$13,643,454	$7,456,532
(3)
The dollar amounts reported in Column (c) represent the average of the amounts reported for the company’s other NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

(4)
The dollar amounts reported in Column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid	2022	2021	2020

	Total Compensation Reported in the Summary Compensation Table	$2,115,869	$1,976,730	$1,853,192
-	Amounts Reported under the “Stock Awards” Column in the SCT	(669,909)	(599,931)	(599,962)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	810,334	711,265	485,673
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	347,295	588,801	(29,797)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(84,321)	15,498	177,622
	Compensation Actually Paid to Other NEOs	$2,489,268	$2,692,363	$1,886,728
(5)	The peer groups used to calculate the peer group TSR disclosed in this column are the 2021 Peer Group discussed in the CD&A for 2022 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.
The TSR of the prior peer group, based on the same $100 initial investment as in Columns (e) and (f) was $126.01 for 2020 and $167.24 for 2021.
(7)
We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to company performance.

Most Important Company Performance Measures
Adjusted EPS
Adjusted EBITDA
Total Shareholder Return

Company Selected Measure Name	ADJUSTED EPS
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in Column (c) represent the average of the amounts reported for the company’s other NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer groups used to calculate the peer group TSR disclosed in this column are the 2021 Peer Group discussed in the CD&A for 2022 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.
The TSR of the prior peer group, based on the same $100 initial investment as in Columns (e) and (f) was $126.01 for 2020 and $167.24 for 2021.

Changed Peer Group, Footnote [Text Block]
(5)	The peer groups used to calculate the peer group TSR disclosed in this column are the 2021 Peer Group discussed in the CD&A for 2022 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.
The TSR of the prior peer group, based on the same $100 initial investment as in Columns (e) and (f) was $126.01 for 2020 and $167.24 for 2021.

PEO Total Compensation Amount	$ 9,135,687	$ 7,910,637	$ 7,678,086
PEO Actually Paid Compensation Amount	$ 12,370,328	13,643,454	7,456,532
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid	2022	2021	2020
	Total Compensation Reported in the Summary Compensation Table	$9,135,687	$7,910,637	$7,678,086
-	Amounts Reported under the “Stock Awards” Column in the SCT	(6,620,594)	(5,033,629)	(5,062,345)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	7,663,022	5,905,812	4,047,715
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	2,882,415	4,690,574	(327,967)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(690,202)	170,060	1,121,043
	Compensation Actually Paid to CEO	$12,370,328	$13,643,454	$7,456,532

Non-PEO NEO Average Total Compensation Amount	$ 2,115,869	1,976,730	1,853,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,489,268	2,692,363	1,886,728
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in Column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid	2022	2021	2020

	Total Compensation Reported in the Summary Compensation Table	$2,115,869	$1,976,730	$1,853,192
-	Amounts Reported under the “Stock Awards” Column in the SCT	(669,909)	(599,931)	(599,962)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	810,334	711,265	485,673
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	347,295	588,801	(29,797)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(84,321)	15,498	177,622
	Compensation Actually Paid to Other NEOs	$2,489,268	$2,692,363	$1,886,728

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with both our own three-year cumulative TSR, as well as the three-year cumulative TSR of our peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with Adjusted EPS.

*
See Appendix B for the definitions of similarly named non-GAAP financial measures for determining 2022 AIP and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with both our own three-year cumulative TSR, as well as the three-year cumulative TSR of our peer group.

Tabular List [Table Text Block]
(7)
We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to company performance.

Most Important Company Performance Measures
Adjusted EPS
Adjusted EBITDA
Total Shareholder Return

Total Shareholder Return Amount	$ 143.5	138.64	100.96
Peer Group Total Shareholder Return Amount	139	167.24	126.01
Net Income (Loss)	$ 235,500,000	$ 234,966,000	$ 210,682,000
Company Selected Measure Amount | $ / shares	6.77	6.76	5.99
PEO Name	Mr. Gunby	Mr. Gunby	Mr. Gunby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,620,594)	$ (5,033,629)	$ (5,062,345)
PEO [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,663,022	5,905,812	4,047,715
PEO [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,882,415	4,690,574	(327,967)
PEO [Member] | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(690,202)	170,060	1,121,043
Non-PEO NEO [Member] | Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(669,909)	(599,931)	(599,962)
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	810,334	711,265	485,673
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,295	588,801	(29,797)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (84,321)	$ 15,498	$ 177,622